Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net income	$ 409,167	$ 411,768	$ 300,232
Adjustments to reconcile net income to net cash provided by operating activities:
Credit loss expense	31,802	34,576	21,651
Specific reserve, other real estate owned	632	2,538	1,627
Depreciation of bank premises and equipment	22,524	21,944	21,821
Gain on sale of bank premises and equipment	(378)	(198)	(3,110)
Loss (gain) on sale of other real estate owned	182	(7,370)	(2,096)
Accretion of investment securities discounts	(3,022)	(1,913)	(1,785)
Amortization of investment securities premiums	5,553	6,901	13,907
Investment securities transactions, net	1	3
Unrealized loss (gain) on equity securities with readily determinable fair values	24	(59)	721
Stock based compensation expense	214	330	449
Earnings from affiliates and other investments	(7,360)	(983)	(15,894)
Deferred tax (benefit) expense	(11,466)	22,950	10,619
Increase in accrued interest receivable	(6,873)	(19,515)	(15,194)
(Increase) decrease in other assets	(8,067)	(7,297)	12,975
Increase in other liabilities	41,015	10,757	42,018
Net cash provided by operating activities	473,948	474,432	387,941
Investing activities:
Proceeds from maturities of securities	2,075	51,167	2,200
Proceeds from sales and calls of available for sale securities	3,750	2,045	800
Purchases of available for sale securities	(984,543)	(1,079,215)	(1,455,249)
Principal collected on mortgage backed securities	833,690	629,194	756,092
Net increase in loans	(812,477)	(632,976)	(228,340)
Purchases of other investments	(48,052)	(31,256)	(79,669)
Distributions from other investments	32,007	12,175	8,886
Purchases of bank premises and equipment	(14,147)	(27,497)	(19,213)
Proceeds from sales of bank premises and equipment	874	269	13,496
Proceeds from sales of other real estate owned	1,760	8,888	8,969
Net cash used in investing activities	(985,063)	(1,067,206)	(992,028)
Financing activities:
Net (decrease) increase in non-interest bearing demand deposits	(418,501)	(815,210)	7,529
Net increase (decrease) in savings and interest bearing demand deposits	231,425	(377,236)	155,220
Net increase (decrease) in time deposits	474,366	356,993	(120,619)
Net increase (decrease) in securities sold under repurchase agreements	4,906	99,225	(8,481)
Net decrease in other borrowed funds	(204)	(199)	(425,194)
Redemption of long-term debt		(25,774)
Purchase of treasury stock	(963)	(4,611)	(52,048)
Proceeds from stock transactions	3,758	1,167	1,537
Payments of cash dividends	(82,078)	(78,247)	(75,375)
Net cash provided by (used in) financing activities	212,709	(843,892)	(517,431)
Decrease in cash and cash equivalents	(298,406)	(1,436,666)	(1,121,518)
Cash and cash equivalents at beginning of period	651,058	2,087,724	3,209,242
Cash and cash equivalents at end of period	352,652	651,058	2,087,724
Supplemental cash flow information:
Interest paid	201,827	117,936	36,355
Income taxes paid	51,239	69,799	22,118
Non-cash investing and financing activities:
Purchases of available-for-sale securities not yet settled			80,000
Net transfers from loans to other real estate owned	3,727	$ 600	835
Net transfers from loans to other investments	$ 25,551
Net transfers from bank premises and equipment to other assets			$ 2,476